Capital Stock, Warrants and Stock Options (Details Narrative)					1 Months Ended											3 Months Ended		12 Months Ended
		May 31, 2022 CAD ($) $ / shares shares	May 31, 2022 CAD ($) $ / shares shares	May 13, 2022 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 CAD ($) shares	Nov. 30, 2022 shares	Oct. 31, 2022 shares	Sep. 30, 2022 shares	Jul. 31, 2022 shares	Jun. 30, 2022 $ / shares shares	Apr. 30, 2022 USD ($) shares	Apr. 30, 2022 CAD ($) shares	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 28, 2021 CAD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	May 13, 2022 $ / shares	Feb. 28, 2022 $ / shares	Dec. 31, 2021 $ / shares	Feb. 28, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized					1,500,000,000											1,500,000,000		1,500,000,000	1,500,000,000
Common stock, par value | $ / shares					$ 0.000001											$ 0.000001		$ 0.000001	$ 0.000001
Preferred stock, shares authorized					10,000,000											10,000,000		10,000,000	10,000,000
Preferred stock, par value | $ / shares					$ 0.000001											$ 0.000001		$ 0.000001	$ 0.000001
Issuance of common stock, shares												1,315,856	1,315,856
Issue price | (per share)																		$ 0.24	$ 0.32			$ 0.30			$ 0.40
Proceeds from issuance of private placement												$ 9,384,622	$ 11,796,297
Shares issued at $0.32 per share | $	[1]																		$ 6,168,069
Loss on debt settlement (note 7) | $																$ (250,086)			(56,146)
Warrants issued					151,712,379											151,712,379		162,129,064
Gain on warrant extinguishment | $																$ 214,714
Proceeds from warrant exercise | $																837,459
Derivative liability | $					$ 1											1		$ 903,697
Gross proceeds | $																3,661,822
Gross proceeds, received in cash | $				$ 731,000
Settlement of accounts payable, accrued liabilities and promissory notes | $																$ 874,198
Warrant outstanding					151,712,397											151,712,397		162,129,064
Contractors [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares											1,218,000
Exercise price | $ / shares											$ 0.37
Teck Rosources Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares			10,416,667
Issue price | $ / shares		$ 0.245	$ 0.245
Exercise price | $ / shares		$ 0.37	0.37
Teck Resources Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares																					$ 0.11		$ 0.37
Shares issued at $0.32 per share | $				$ 1,970,264
Warrants issued				10,416,667
Warrants expired					Mar. 31, 2023											Mar. 31, 2023
Gain on warrant extinguishment | $																$ 214,714
Warrants expired					10,416,667	10,416,667
Proceeds from warrant exercise | $						$ 1,145,834
Derivative liability | $					$ 400,152											400,152
Volatility rate					120.00%	120.00%
Stock price | $ / shares																					0.11
Interest rate					3.42%	3.42%
Interest rate					4.06%	4.06%
Dividend rate					0.00%	0.00%
Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares									33,000		165,000	768,750	768,750
Compensation Options [Member]
Subsidiary, Sale of Stock [Line Items]
Options price | $																$ 111,971
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants expired																	239,284	239,284	4,359,174
Warrants expired																10,416,667
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares							1,599,150	8,252,940		1,975,482									19,576,360	[1]
Shares issued at $0.32 per share | $	[1]																		$ 20
February 2020 Broker Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants expired																	239,284	239,284
March Two Thousand Twenty Three Special Warrants Issuance [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants and Rights Outstanding, Term					1092 days											1092 days		0 days
Stock price | $ / shares																					$ 0.105	$ 0.11
Warrant outstanding					51,633,727											51,633,727
May Two Thousand Twenty Two Teck Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants expired																10,416,667
Non-Brokered Private Placement [Member] | February 2021 [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares														417,720	417,720
Shares issued at $0.32 per share | $														$ 132,000
Deemed price | $ / shares														$ 0.45
Loss on debt settlement (note 7) | $														$ 56,146
Non-Brokered Private Placement [Member] | February 2021 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares																										$ 0.60
Warrants and Rights Outstanding, Term														5 years												5 years
Non-Brokered Private Placement [Member] | February 2021 Compensation Options [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of Stock Issuance Costs | $														$ 154,630
Share issuance costs														351,000	351,000
Exercise price | $ / shares															$ 0.40
Non-Brokered Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares		1,471,664
Issue price | $ / shares		$ 0.30	0.30
Exercise price | $ / shares		0.37	0.37
Sale of stock of number of shares issued												1,471,664	1,471,664
Non-Brokered Private Placement [Member] | February 2021 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares														19,576,360	19,576,360
Issue price | $ / shares																										$ 0.40
Proceeds from issuance of private placement														$ 6,168,069	$ 7,830,544
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares												4,809,160	4,809,160
Issue price | $ / shares		0.30	0.30																					$ 0.30
Exercise price | $ / shares		$ 0.37	$ 0.37																					$ 0.37
Sale of stock of number of shares issued												37,849,325	37,849,325
Cash commission | $		$ 563,968	$ 563,968
Compensation options exercisable to acquire shares		1,879,892
Brokered Private Placement [Member] | March Two Thousand Twenty Three Special Warrants Issuance [Member]
Subsidiary, Sale of Stock [Line Items]
Issue price | $ / shares					$ 0.12											$ 0.12
Warrants issued					51,633,727											51,633,727
Gross proceeds					$ 4,536,020	$ 6,196,047
Gross proceeds, received in cash | $					$ 3,661,822											$ 3,661,822
Settlement of accounts payable, accrued liabilities and promissory notes | $																$ 874,198
Warrants description					Each March 2023 Unit consists of one share of Common Share of the Company (each, a “Unit Share”) and one common stock purchase warrant of the Company (each, a “Warrant”). Each whole Warrant entitles the holder thereof to acquire one Common Share of the Company (a “Warrant Share”, and together with the Unit Shares, the “Underlying Shares”) at an exercise price of C$0.15 per Warrant Share until March 27, 2026, subject to adjustment in certain events. In the event that the Registration Statement has not been declared effective by the SEC on or before 5:00 p.m. (EST) on July 27, 2023, each unexercised Special Warrant will be deemed to be exercised on the Automatic Exercise Date into one penalty unit of the Company (each, a “Penalty Unit”), with each Penalty Unit being comprised of 1.2 Unit Shares and 1.2 Warrants.	Each March 2023 Unit consists of one share of Common Share of the Company (each, a “Unit Share”) and one common stock purchase warrant of the Company (each, a “Warrant”). Each whole Warrant entitles the holder thereof to acquire one Common Share of the Company (a “Warrant Share”, and together with the Unit Shares, the “Underlying Shares”) at an exercise price of C$0.15 per Warrant Share until March 27, 2026, subject to adjustment in certain events. In the event that the Registration Statement has not been declared effective by the SEC on or before 5:00 p.m. (EST) on July 27, 2023, each unexercised Special Warrant will be deemed to be exercised on the Automatic Exercise Date into one penalty unit of the Company (each, a “Penalty Unit”), with each Penalty Unit being comprised of 1.2 Unit Shares and 1.2 Warrants.
Compensation Options [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of Stock Issuance Costs | $					$ 585,765
Share issuance costs					2,070,258	2,070,258
Exercise price | $ / shares					$ 0.12

[1]	Units issued at C$0.40, converted to US at $0.32 (note 11)